Subsequent events (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent events
13. Subsequent events
The Company has evaluated all events occurring through May 19, 2023, the date on which the condensed consolidated financial statements were issued, and during which time, nothing has occurred outside the normal course of business operations that would require disclosure except the following:
Term Loan
On April 13, 2023, the Company entered into the Term Loan and Security Agreement, by and between the Company and PSPIB (the “Term Loan”). Under the Term Loan, term loans in an aggregate principal amount of $50.0 million are to be made available to the Company in three tranches, subject to certain terms and conditions (refer to Note 2 - Basis of presentation). The first tranche, in an aggregate principal amount of $15.0 million was advanced on April 14, 2023 with the second and third tranches, of $15.0 million and $20.0 million, respectively, to be made available to the Company subject to certain conditions.

18. Subsequent events
The Company has evaluated all events occurring through April 18, 2023, the date on which the consolidated financial statements were issued, and during which time, nothing has occurred outside the normal course of business operations that would require disclosure except the following:
•	The Company issued 13,239,654 Common Shares in connection with the Lincoln Park Purchase Agreement for total proceeds of $15.7 million.
•	The Company issued 598,368 Common Shares related to the exercise of stock options for proceeds of $0.6 million.
•	On January 5, 2023 and March 27, 2023, the Company granted 143,000 and 3,349,520 RSUs to certain of its employees, respectively.
•	On February 13, 2023, a registration statement relating to the resale of up to $35.0 million Common Shares under the Lincoln Park Purchase Agreement was filed.
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On April 13, 2023, the Company entered into the Term Loan and Security Agreement, by and between the Company and PSPIB (the “Term Loan”). Under the Term Loan, term loans in aggregate principal amount of $50.0 million are to be made available to the Company in three tranches, subject to certain terms and conditions (refer to Note 2 - Basis of presentation). The first tranche, in an aggregate principal amount of $15.0 million was advanced on April 14, 2023 with second and third tranches, of $15.0 million and $20.0 million respectively, to be made available to us subject to certain conditions.